497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 8, 2009 TO THE CURRENT PROSPECTUSES FOR:

o EQUI-VEST(R)                                 o EQUI-VEST(R) Strategies 901
o EQUI-VEST(R) At Retirement(SM)               o EQUI-VEST(R) TSA Advantage(SM)
o EQUI-VEST(R) Employer Sponsored              o EQUI-VEST(R) Vantage(SM)
   Retirement Plans                            o Momentum(SM)
o EQUI-VEST(R) Express(SM)                     o Momentum Plus(SM)
o EQUI-VEST(R) Strategies

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. The portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:


1.  CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST

A.  PORTFOLIO NAME CHANGES

    Effective on or about June 5, 2009, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


    ----------------------------------------------------------------------------
    Existing Portfolio Name                  New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/Oppenheimer Main Street Opportunity   EQ/Common Stock Index II
    ----------------------------------------------------------------------------
    EQ/Oppenheimer Main Street Small Cap     EQ/Small Company Index II
    ----------------------------------------------------------------------------


B.  PORTFOLIO SUB-ADVISER CHANGES

    Effective on or about June 8, 2009, AllianceBernstein L.P. will replace OppenheimerFunds, Inc. as the Sub-Adviser to the EQ/Common Stock Index II Portfolio and the EQ/Small Company Index II Portfolio. See "Portfolios of the Trusts" in the Prospectus for more information. In connection with this change of Sub-Adviser, we expect that the expenses of the EQ/Common Stock Index II Portfolio and the EQ/Small Company Index II Portfolio will decrease. Please see the prospectuses for the affected Portfolios for more information.









    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

      EQUI-VEST(R), EQUI-VEST(R) At Retirement(SM), EQUI-VEST(R) Express(SM),
       EQUI-VEST(R) Vantage(SM), EQUI-VEST(R) Strategies, EQUI-VEST(R) TSA Advantage(SM), Momentum(SM) and Momentum Plus(SM) are service marks of AXA
       Equitable Life Insurance Company. Co-distributed by affiliates AXA
                                Advisors, LLC and
               AXA Distributors, LLC, 1290 Avenue of the Americas,
                               New York, NY 10104.

                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234

888-556 (6/09)                                                     142507 (6/09)
EQ-V&MO -- NB/IF (SAR)                                                    x02720

PLEASE BE ADVISED OF CHANGES TO THE FOLLOWING INVESTMENT OPTIONS:


On or about June 8, 2009, AllianceBernstein L.P. replaced OppenheimerFunds, Inc. as subadviser to the EQ/Oppenheimer Main Street Opportunity and EQ/Oppenheimer Small Cap portfolios and they were renamed EQ/Common Stock Index II and EQ/Small Company Index II, respectively. Additionally, each portfolio will convert from an actively-managed investment strategy to a passively-managed investment strategy that seeks to replicate the returns of the Russell 3000 Index and Russell 2000 Index, respectively, resulting in lower overall portfolio management fees and expenses. The conversion is anticipated to conclude on or about June 15, 2009. These portfolios may not be available under your contract.









Variable Annuities are issued by AXA Equitable Life Insurance Company (NY, NY). Accumulator(R) is co-distributed by AXA Advisors, LLC and AXA Distributors, LLC, and EQUI-VEST(R) is distributed by AXA Advisors, LLC. AXA Equitable, AXA Advisors and AXA Distributors are affiliated companies.



    Variable Annuities: o Are Not a Deposit of Any Bank o Are Not FDIC Insured o Are Not Insured by Any Federal Government Agency o Are Not Guaranteed by Any Bank or Savings Association o May Go Down in Value



GE-49966 (6/09)                                                    Cat. # 143953